Risk Management and Fair Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Risk Management And Fair Values [Abstract]
Average appreciation (depreciation) foreign currency, description	An average appreciation (depreciation) of the RMB against the U.S. dollar of 5%
Increase (decrease) comprehensive income		$ 3.0
Accumulated other comprehensive loss	$ (3.5)
Description of concentrations risk	the outstanding balance of the five largest customers represented approximately 41% of the trade receivables of the Group at December 31, 2020 (2019: 38%)